CREDIT FACILITY AND OTHER LOANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF CREDIT FACILITY AND OTHER LOANS

Credit facility and other loans consisted of the following at September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$—	$28,000
Term Loan	—	1,102
Less discounts	—	(247)
Total credit facility, net of discount and deposits	$—	$28,855

SCHEDULE OF LONG TERM DEBT INSTRUMENTS

Credit facility and other loans consisted of the following at December 31, 2024 and December 31, 2023, in thousand:

	December 31, 2024	December 31, 2023
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$28,000	$27,750
Less discounts	(247)	(376)
Total credit facility, net of discount and deposits	$27,753	27,374